[USAA(R) logo appears here.]



                  USAA NASDAQ-100
                              INDEX Fund




                             [Image appears here.]




             Annual Report

--------------------------------------------------------------------------------

December 31, 2001

Table of CONTENTS
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      USAA FAMILY OF FUNDS                                             2

      MESSAGE FROM THE PRESIDENT                                       4

      INVESTMENT OVERVIEW                                              6

      MANAGER'S COMMENTARY ON THE FUND                                 8

      PORTFOLIO HIGHLIGHTS                                            10

      FINANCIAL INFORMATION

         Independent Auditors' Report                                 11

         Portfolio of Investments                                     12

         Notes to Portfolio of Investments                            16

         Statement of Assets and Liabilities                          17

         Statement of Operations                                      18

         Statements of Changes in Net Assets                          19

         Notes to Financial Statements                                20

         Directors' Information                                       28

2

USAA
--------------------------------------------------------------------------------
                                Family of FUNDS

For more complete information about the mutual funds managed and distributed by USAA Investment Management Company, including charges and operating expenses, please call 1-800-531-8181 for a prospectus. Read it carefully before you invest.

--------------------------------------------------------------------------------
          EQUITY                     MONEY MARKET                    INDEX
--------------------------------------------------------------------------------
    Aggressive Growth                Money Market          Extended Market Index
(CLOSED TO NEW INVESTORS)
                                Tax Exempt Money Market     Global Titans Index
     Capital Growth
                              Treasury Money Market Trust     Nasdaq-100 Index
    Emerging Markets
                                  State Money Market           S&P 500 Index
   First Start Growth
                              --------------------------------------------------
        Growth                       TAXABLE BOND            ASSET ALLOCATION
                              --------------------------------------------------
     Growth & Income
                                     GNMA Trust            Balanced Strategy
      Income Stock
                               High-Yield Opportunities    Cornerstone Strategy
     International
                                        Income           Growth and Tax Strategy
     Precious Metals
      and Minerals              Intermediate-Term Bond       Growth Strategy
  (ON OCTOBER 1, 2001,
  THE FUND'S NAME WAS               Short-Term Bond          Income Strategy
  CHANGED FROM GOLD TO
PRECIOUS METALS AND MINERALS.)
                              ---------------------------
 Science & Technology               TAX-EXEMPT BOND
                              ---------------------------
   Small Cap Stock
                                      Long-Term
        Value
                                  Intermediate-Term
    World Growth
                                      Short-Term

                                  State Bond/Income
--------------------------------------------------------------------------------
NONDEPOSIT INVESTMENT PRODUCTS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, USAA FEDERAL SAVINGS BANK, ARE SUBJECT TO INVESTMENT RISKS, AND MAY LOSE VALUE. - AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND. - CALIFORNIA, FLORIDA, NEW YORK, AND VIRGINIA FUNDS AVAILABLE TO RESIDENTS ONLY. - THE SCIENCE & TECHNOLOGY FUND MAY BE MORE VOLATILE THAN A FUND THAT DIVERSIFIES ACROSS MANY INDUSTRIES. - FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY. - SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES, OR THE FEDERAL ALTERNATIVE MINIMUM TAX. - 'S&P 500' IS A TRADEMARK OF THE MCGRAW-HILL COMPANIES, INC. AND HAS BEEN LICENSED FOR OUR USE. 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)' ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. 'DOW JONES' AND 'DOW JONES GLOBAL TITANS 50 INDEX(SM)' ARE SERVICE MARKS OF DOW JONES & COMPANY, INC. AND HAVE BEEN LICENSED FOR OUR USE. THESE INDEX PRODUCTS ARE NOT SPONSORED, SOLD, OR PROMOTED BY THE TRADEMARK OR SERVICE MARK OWNERS, AND NEITHER THE TRADEMARK OR SERVICE MARK OWNERS NOR ANY OF THEIR SUBSIDIARIES OR AFFILIATES MAKE ANY REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THESE PRODUCTS. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THAT THEY ATTEMPT TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

IMPORTANT
--------------------------------------------------------------------------------
                                  INFORMATION

               Your annual and semiannual report mailings are streamlined as part of our ongoing efforts to reduce expenses and respond to shareholder requests. We develop mailing lists using criteria such as address, member number, and surname to send one report to each household instead of sending one report to each registered owner. The practice is designed to reduce duplicate copies for many shareholders and their families and save paper and postage costs to the Fund. If you are the primary shareholder on at least one account, prefer not to participate in streamlining, and would like to receive one report per registered account owner, you may request this in writing to:


               USAA INVESTMENT MANAGEMENT COMPANY

               Attn: Report Mail

               9800 Fredericksburg Road

               San Antonio, TX  78284-8916

               or phone a mutual fund representative at

               1-800-531-8448 during business hours



               THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE USAA NASDAQ-100 INDEX FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES FURTHER DETAILS ABOUT THE FUND.


               USAA WITH THE EAGLE IS REGISTERED IN THE U.S. PATENT & TRADEMARK OFFICE.
               (C)2002, USAA. ALL RIGHTS RESERVED.

4

MESSAGE
--------------------------------------------------------------------------------
                               from the PRESIDENT

[Photograph of the President
and Vice Chairman of the Board,
Christopher W. Claus, appears here.]
                                                        "
                                                 A BLEND OF BOTH

                                          APPROACHES--INDEXING AND ACTIVE

                                            MANAGEMENT--CAN BE A USEFUL

                                               INVESTMENT STRATEGY.
                                                        "
--------------------------------------------------------------------------------

               By most measures, 2001 was disappointing for equity investors. Still, the stock market was remarkably resilient in the wake of September 11th. Although the Dow Jones Industrial Average declined 14.26% during the week after trading reopened, the market had recovered its losses by year end. Investors, however, remain skeptical that the market will sustain its recovery, and prices were weaker by the end of your Fund's annual report period.

               The current uncertainty makes prudent investing all the more important; investors would be well-advised to use a variety of strategies to reduce risk and maximize returns. One such approach is to combine index investing with active management. Each has advantages and drawbacks.

               As you know, an index fund is a mutual fund that holds a portfolio of securities designed to match the performance of a particular index. For example, an S&P 500 index fund includes stocks found in the Standard & Poor's 500 Stock Index, which is constructed using market weights (stock price multiplied by number of shares outstanding) to provide a broad indicator of stock price movements.

               When you invest in an index fund, your returns will be similar to the returns of the underlying market. Potential benefits of

....CONTINUED
--------------------------------------------------------------------------------

               index funds include lower costs and tax efficiency. In most cases, fund managers only trade securities when the index itself changes. The risk of indexing comes during market corrections or company failures. When the market or a particular stock included in the index falters, so will the index.

               That's where active management comes in. An actively managed mutual fund is one in which portfolio managers make decisions about what to buy and sell based on their evaluation of issues ranging from economic conditions to the health of a company's balance sheet. Their goal is to make the most of opportunities and to minimize the impact of market fluctuations.

               A blend of both approaches--indexing and active management --can be a useful investment strategy, and USAA can help provide this balance. But whatever strategy you choose, you will always benefit from patience--and a personalized asset allocation and diversification plan. On behalf of the entire team at USAA, I would like to thank you for trusting us to help you determine and plan your investment goals. We will continue to work hard on your behalf.

               Sincerely,

               /s/ Christopher W. Claus

               Christopher W. Claus
               President and Vice Chairman of the Board



               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. - THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. - THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. - INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. - FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, PLEASE CALL FOR A PROSPECTUS. READ IT CAREFULLY BEFORE INVESTING.

6

INVESTMENT
--------------------------------------------------------------------------------
                                    OVERVIEW

USAA NASDAQ-100 INDEX FUND


OBJECTIVE
--------------------------------------------------------------------------------

               Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.


TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

               At least 80% of the Fund's assets will be invested in the stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                             12/31/01              12/31/00
--------------------------------------------------------------------------------
 Net Assets                               $58.9 Million         $28.7 Million
 Net Asset Value Per Share                    $5.05                 $7.57


--------------------------------------------------------------------------------
                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/01
--------------------------------------------------------------------------------
          1 YEAR                              SINCE INCEPTION ON 10/27/00
          -33.48%                                       -44.00%


               TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

....CONTINUED
--------------------------------------------------------------------------------


                        CUMULATIVE PERFORMANCE COMPARISON
                        ---------------------------------

A chart in the form of a line graph appears here, illustrating the comparison of a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund to the Nasdaq-100 Index for the period of 10/30/00 through 12/31/01. The data points from the graph are as follows:

                   USAA NASDAQ-100            NASDAQ-100
                     INDEX FUND                 INDEX
                   ---------------            ----------

10/30/2000             $10,000                $10,000
10/31/2000              10,620                 10,653
11/30/2000               8,160                  8,136
12/31/2000               7,580                  7,600
01/31/2001               8,390                  8,416
02/28/2001               6,160                  6,194
03/31/2001               5,080                  5,107
04/30/2001               5,980                  6,022
05/31/2001               5,800                  5,842
06/30/2001               5,890                  5,943
07/31/2001               5,410                  5,465
08/31/2001               4,720                  4,770
09/30/2001               3,750                  3,792
10/31/2001               4,380                  4,430
11/30/2001               5,110                  5,181
12/31/2001               5,042                  5,119

DATA FROM 10/30/00* THROUGH 12/31/01.


               The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund so closely tracks the Nasdaq-100 Index that its results are barely visible on the graph. The Nasdaq-100 Index is a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on the Nasdaq Stock Market based on market capitalization.


               'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)', ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

               * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

8

MANAGER'S
--------------------------------------------------------------------------------
                             COMMENTARY on the Fund


PERFORMANCE
--------------------------------------------------------------------------------

               The USAA Nasdaq-100 Index Fund seeks to track the Nasdaq-100 Index. For the year ended December 31, 2001, the Fund returned -33.48% and the Nasdaq-100 Index returned -32.62%.


MARKET CONDITIONS
--------------------------------------------------------------------------------

               The Federal Reserve Board's (the Fed's) sweeping reduction of interest rates was the central theme of 2001. Corporations, particularly those in the technology sector, continued to announce layoffs and issue revenue warnings through much of the year. Compounding the dismal outlook, economic indicators painted a bleak picture for future economic growth. In response, the Fed aggressively lowered rates throughout the year in an effort to revive the slumping economy. By the end of December, the Fed had lowered rates 11 times, reducing the federal funds rate from 6.5% to 1.75%.

               Finally, the fourth quarter delivered a dose of optimism to market-weary investors. During the quarter, two widely followed indexes, the Nasdaq Composite Index and the S&P 500 Index, posted positive returns for the first time since the third





               PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

               REFER TO PAGE 7 FOR THE NASDAQ-100 INDEX DEFINITION.

               THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

               THE NASDAQ COMPOSITE INDEX IS A MARKET-VALUE-WEIGHTED INDEX THAT MEASURES ALL DOMESTIC AND NON-U.S.-BASED SECURITIES LISTED ON THE NASDAQ STOCK MARKET.

....CONTINUED
--------------------------------------------------------------------------------

               quarter of 2000. The Fed's efforts, combined with fiscal stimulus from the government's tax cut, served to lift consumer confidence and strengthen the equity markets. In December, newly released economic indicators revealed encouraging news; factory orders grew as inventories shrank, housing starts climbed, and consumer spending rebounded. Adding to the optimism, the Fed's final interest rate cut of the year was only 0.25%, suggesting that the economy may be headed for recovery.


SECTOR PERFORMANCE
--------------------------------------------------------------------------------

               Within the Nasdaq-100 Index, sector performance was mixed for the year. Information technology stocks (by far the largest index weighting at 65.25% of the index as of December 31, 2001) endured a difficult year, declining 36.12%, and telecommunication services (2.66% of the index) declined 33.57%. On the positive side, industrials (5.70% of the index) returned 9.13%, and materials (0.34% of the index) returned 6.91%.

               The performance of individual stocks in the index also reflected the mixed results. Top holding Microsoft (10.83% of the index as of December 31, 2001) gained 52.74%. Leading chipmaker Intel (6.52% of the index) gained 4.89%. Technology bellwether Cisco (4.19% of the index), on the other hand, declined 52.65%, and Oracle Corporation (2.83% of the index) fell 52.48%.

               YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

10

PORTFOLIO
--------------------------------------------------------------------------------
                                   HIGHLIGHTS

   ------------------------------------
          TOP 10 EQUITY HOLDINGS
            (% of Net Assets)
   ------------------------------------

   Microsoft Corp.                10.4%

   Intel Corp.                     6.3%

   Cisco Systems, Inc.             4.0%

   QUALCOMM, Inc.                  3.9%

   Oracle Corp.                    2.7%

   Amgen, Inc.                     2.3%

   Dell Computer Corp.             2.2%

   Maxim Integrated Products, Inc. 2.0%

   Immunex Corp.                   1.8%

   Concord EFS, Inc.               1.6%

   ------------------------------------

                                         ---------------------------------------
                                                   TOP 10 INDUSTRIES*
                                                   (% of Net Assets)
                                         ---------------------------------------

                                         Semiconductors                    16.3%

                                         Systems Software                  15.7%

                                         Biotechnology                     12.2%

                                         Telecommunication Equipment        6.9%

                                         Application Software               6.7%

                                         Networking Equipment               5.0%

                                         Computer Hardware                  4.6%

                                         Broadcasting & Cable TV            3.7%

                                         Data Processing Services           3.5%

                                         Semiconductor Equipment            2.9%

                                         ---------------------------------------
                                         * EXCLUDES MONEY MARKET INSTRUMENTS AND
                                           REPURCHASE AGREEMENTS.


 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-15.

INDEPENDENT
--------------------------------------------------------------------------------
                                AUDITORS' Report


KPMG

THE SHAREHOLDERS AND BOARD OF DIRECTORS


               USAA NASDAQ-100 INDEX FUND

               We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of USAA Nasdaq-100 Index Fund, a series of USAA Mutual Fund, Inc., as of December 31, 2001, the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights, presented in Note 8 to the financial statements, for the year then ended and the period from October 27, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

               We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

               In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of USAA Nasdaq-100 Index Fund as of December 31, 2001, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period from October 27, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                                                              KPMG LLP

               San Antonio, Texas
               February 1, 2002

12

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES  SECURITY                                                        (000)
--------------------------------------------------------------------------------
           COMMON STOCKS (95.8%)
    4,097  Abgenix, Inc. *                                               $   138
   49,267  ADC Telecommunications, Inc.  *                                   227
    9,885  Adelphia Communications Corp. "A" *                               308
   11,620  Adobe Systems, Inc.                                               361
   27,081  Altera Corp. *                                                    575
   12,339  Amazon.com, Inc. *                                                134
   24,360  Amgen, Inc. *                                                   1,375
    3,452  Andrx Group *                                                     243
    5,798  Apollo Group, Inc. "A" *                                          261
   24,460  Apple Computer, Inc. *                                            536
   21,102  Applied Materials, Inc. *                                         846
   17,302  Applied Micro Circuits Corp. *                                    196
   17,451  Atmel Corp. *                                                     129
   18,426  BEA Systems, Inc. *                                               284
   19,498  Bed Bath & Beyond, Inc. *                                         661
    9,084  Biogen, Inc. *                                                    521
   18,149  Biomet, Inc.                                                      561
    8,472  Broadcom Corp. "A" *                                              346
   11,648  Brocade Communications Systems, Inc. *                            386
    4,438  CDW Computer Centers, Inc. *                                      238
    2,314  Cephalon, Inc. *                                                  175
   15,287  Charter Communications, Inc. "A" *                                251
   11,893  Check Point Software Technologies Ltd. ADR *                      474
   13,224  Chiron Corp. *                                                    580
   19,417  CIENA Corp. *                                                     278
   10,178  Cintas Corp.                                                      489
  130,996  Cisco Systems, Inc. * a                                         2,372
   11,149  Citrix Systems, Inc.                                              253
   22,407  Comcast Corp. "A" *                                               807
   11,466  Compuware Corp. *                                                 135
    9,626  Comverse Technology, Inc. *                                       215
   28,406  Concord EFS, Inc. *                                               931
   14,064  Conexant Systems, Inc. *                                          202
   11,907  Costco Wholesale Corp. *                                          528
    6,121  CYTYC Corp. *                                                     160
   47,998  Dell Computer Corp. *                                           1,305
   10,257  eBay, Inc. *                                                      686
   12,424  EchoStar Communications Corp. "A" *                               341
    6,908  Electronic Arts, Inc. *                                           414

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES  SECURITY                                                        (000)
--------------------------------------------------------------------------------
    3,532  Express Scripts, Inc. "A" *                                   $   165
   11,703  Fiserv, Inc. *                                                    495
   26,400  Flextronics International Ltd. ADR *                              633
   21,709  Gemstar-TV Guide International, Inc. *                            601
   13,298  Genzyme Corp. *                                                   796
    4,723  Gilead Sciences, Inc. *                                           310
    6,357  Human Genome Sciences, Inc. *                                     214
   22,637  i2 Technologies, Inc. *                                           179
    2,620  ICOS Corp. *                                                      150
    8,287  IDEC Pharmaceuticals Corp. *                                      571
    3,736  ImClone Systems, Inc. *                                           174
   37,347  Immunex Corp. *                                                 1,035
    4,949  Integrated Device Technology, Inc. *                              132
  117,491  Intel Corp.                                                     3,695
   13,354  Intuit, Inc. *                                                    571
    2,485  Invitrogen Corp. *                                                154
   69,652  JDS Uniphase Corp. *                                              605
   10,618  Juniper Networks, Inc. *                                          201
   11,226  KLA-Tencor Corp. *                                                556
   21,151  Linear Technology Corp.                                           826
   50,852  LM Ericsson Telephone Co. ADR                                     265
   22,622  Maxim Integrated Products, Inc. *                               1,188
   11,462  MedImmune, Inc. *                                                 531
    4,402  Mercury Interactive Corp. *                                       150
    5,540  Microchip Technology, Inc. *                                      215
   92,658  Microsoft Corp. * a                                             6,139
   12,206  Millennium Pharmaceuticals, Inc. *                                299
    4,875  Molex, Inc.                                                       151
   17,309  Network Appliance, Inc. *                                         379
   49,098  Nextel Communications, Inc. "A" *                                 538
    7,303  Novellus Systems, Inc. *                                          288
    7,811  NVIDIA Corp. *                                                    523
  115,925  Oracle Corp. *                                                  1,601
    4,300  PACCAR, Inc.                                                      282
   10,096  PanAmSat Corp. *                                                  221
   17,751  Paychex, Inc.                                                     619
   21,393  PeopleSoft, Inc. *                                                860
    9,131  PMC-Sierra, Inc. *                                                194
    4,225  Protein Design Labs, Inc. *                                       139
    4,722  QLogic Corp. *                                                    210

14

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001

                                                                          MARKET
   NUMBER                                                                  VALUE
OF SHARES  SECURITY                                                        (000)
--------------------------------------------------------------------------------
   46,087  QUALCOMM, Inc. *                                              $ 2,327
   10,140  Rational Software Corp. *                                         198
    9,477  RF Micro Devices, Inc. *                                          182
   27,846  Sanmina-SCI Corp. *                                               554
    3,926  Sepracor, Inc. *                                                  224
   27,073  Siebel Systems, Inc. *                                            758
   11,955  Smurfit-Stone Container Corp. *                                   191
   15,477  Staples, Inc. *                                                   289
   26,500  Starbucks Corp. *                                                 505
   70,490  Sun Microsystems, Inc. *                                          867
    3,580  Symantec Corp. *                                                  237
    2,765  Synopsys, Inc. *                                                  163
   11,681  Tellabs, Inc. *                                                   175
    5,926  TMP Worldwide, Inc. *                                             254
   17,920  USA Networks, Inc. *                                              489
    9,578  VeriSign, Inc. *                                                  364
   20,483  VERITAS Software Corp. *                                          918
   10,315  Vitesse Semiconductor Corp. *                                     128
   53,217  WorldCom, Inc.-WorldCom Group *                                   749
   22,151  Xilinx, Inc. *                                                    865
   13,688  Yahoo! Inc. *                                                     243
--------------------------------------------------------------------------------
           Total common stocks (cost: $71,034)                            56,457
--------------------------------------------------------------------------------

PRINCIPAL                                                                 MARKET
   AMOUNT                                                                  VALUE
    (000)  SECURITY                                                        (000)
--------------------------------------------------------------------------------
           MONEY MARKET INSTRUMENTS (0.7%)
   $ 400   United States Treasury Bills, 1.69%, 3/28/2002  (cost: $399)      399
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENTS (3.2%)
   1,919   State Street Bank & Trust Co., 1.25%, acquired on 12/31/01 and due 1/02/02 at $1,919 (collateralized by a $1,985
              U.S. Treasury Bond, 1.66%, due 2/14/02; market value
              $1,981) (cost: $1,919)                                       1,919
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (COST: $73,352)                             $58,775
================================================================================

PORTFOLIO
--------------------------------------------------------------------------------
                                 of INVESTMENTS
                                 (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

             Semiconductors                                      16.3%
             Systems Software                                    15.7
             Biotechnology                                       12.2
             Telecommunication Equipment                          6.9
             Application Software                                 6.7
             Networking Equipment                                 5.0
             Computer Hardware                                    4.6
             U.S. Government                                      3.9
             Broadcasting & Cable TV                              3.7
             Data Processing Services                             3.5
             Semiconductor Equipment                              2.9
             Electronic Equipment & Instruments                   2.0
             Internet Software & Services                         1.8
             Specialty Stores                                     1.6
             Internet Retail                                      1.4
             Diversified Commercial Services                      1.3
             Integrated Telecommunication Services                1.3
             Wireless Telecommunication Services                  1.3
             Health Care Equipment                                1.2
             Publishing & Printing                                1.0
             Other                                                5.4
                                                                 ----
             Total                                               99.7%
                                                                 ====

16

NOTES
--------------------------------------------------------------------------------
                          to Portfolio of INVESTMENTS


USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


GENERAL NOTES
--------------------------------------------------------------------------------

          Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

          The percentages shown represent the percentages of the investments to net assets.

          ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.


SPECIFIC NOTES
--------------------------------------------------------------------------------

          (a) Portions of these securities are segregated as collateral for futures contracts.

              * Non-income-producing security.





         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT
--------------------------------------------------------------------------------
                           of ASSETS and LIABILITIES
                           (in thousands)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


ASSETS

   Investments in securities, at market value
     (identified cost of $73,352)                                     $  58,775
   Cash                                                                     125
   Receivables:
      Capital shares sold                                                   417
      USAA Transfer Agency Company                                           16
      Dividends and interest                                                  1
                                                                      ---------
         Total assets                                                    59,334
                                                                      ---------

LIABILITIES

   Capital shares redeemed                                                  279
   USAA Investment Management Company                                        28
   Variation margin                                                          55
   Accounts payable and accrued expenses                                     47
                                                                      ---------
         Total liabilities                                                  409
                                                                      ---------
            Net assets applicable to capital shares outstanding       $  58,925
                                                                      =========

REPRESENTED BY:

   Paid-in capital                                                    $  80,512
   Accumulated net realized loss on investments and futures
     transactions                                                        (6,910)
   Net unrealized depreciation on investments and futures contracts     (14,677)
                                                                      ---------
            Net assets applicable to capital shares outstanding       $  58,925
                                                                      =========
   Capital shares outstanding                                            11,675
                                                                      =========
   Authorized shares of $.01 par value                                  100,000
                                                                      =========
   Net asset value, redemption price, and offering price per share    $    5.05
                                                                      =========


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

STATEMENT
--------------------------------------------------------------------------------
                                 of OPERATIONS
                                 (in thousands)

USAA NASDAQ-100 INDEX FUND
YEAR ENDED DECEMBER 31, 2001


NET INVESTMENT LOSS

   Income:
      Dividends                                                        $     22
      Interest                                                              191
                                                                       --------
         Total income                                                       213
                                                                       --------
   Expenses:
      Advisory fees                                                          90
      Administrative fees                                                   157
      Transfer agent's fees                                                 179
      Custodian's fees                                                       90
      Postage                                                                59
      Shareholder reporting fees                                              7
      Directors' fees                                                         4
      Registration fees                                                      77
      Professional fees                                                      43
      Other                                                                  18
                                                                       --------
         Total expenses                                                     724
      Expenses reimbursed                                                  (341)
      Expenses paid indirectly                                               (2)
                                                                       --------
         Net expenses                                                       381
                                                                       --------
            Net investment loss                                            (168)
                                                                       --------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FUTURES CONTRACTS

   Net realized loss from investment transactions                        (3,418)
   Net realized loss from futures transactions                           (2,844)
   Change in net unrealized appreciation/depreciation of investments
      and futures contracts                                              (8,601)
                                                                       --------
            Net realized and unrealized loss on investments
                  and futures contracts                                 (14,863)
                                                                       --------
Decrease in net assets resulting from operations                       $(15,031)
                                                                       ========


    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENTS
--------------------------------------------------------------------------------
                            of Changes in NET ASSETS
                            (in thousands)

USAA NASDAQ-100 INDEX FUND
YEAR ENDED DECEMBER 31, 2001,
AND PERIOD ENDED DECEMBER 31, 2000*

                                                               2001        2000*
FROM OPERATIONS                                            ---------------------

   Net investment income (loss)                            $   (168)   $     14
   Net realized loss on investments
      and futures transactions                               (6,262)       (646)
   Change in net unrealized appreciation/depreciation
      of investments and futures contracts                   (8,601)     (6,076)
                                                           ---------------------
      Decrease in net assets resulting
         from operations                                    (15,031)     (6,708)
                                                           --------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:

   Net investment income                                        (23)          -
                                                           --------------------
   Net realized gains                                            (2)          -
                                                           --------------------

FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                 67,198      55,163
   Reinvested dividends                                          26           -
   Cost of shares redeemed                                  (21,910)    (19,788)
                                                           --------------------
      Increase in net assets from
         capital share transactions                          45,314      35,375
                                                           --------------------
Net increase in net assets                                   30,258      28,667


NET ASSETS

   Beginning of period                                       28,667           -
                                                           --------------------
   End of period                                           $ 58,925    $ 28,667
                                                           ====================
Accumulated undistributed net investment income:
   End of period                                           $      -    $     23
                                                           ====================

CHANGE IN SHARES OUTSTANDING

   Shares sold                                               11,903       5,958
   Shares issued for dividends reinvested                         5           -
   Shares redeemed                                           (4,020)     (2,171)
                                                           --------------------
      Increase in shares outstanding                          7,888       3,787
                                                           ====================

   * FUND COMMENCED OPERATIONS ON OCTOBER 27, 2000.

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a nondiversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this annual report pertains only to the USAA Nasdaq-100 Index Fund (the
          Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager) has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the Nasdaq-100 Index.

          A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

              1.  Portfolio  securities,   except  as  otherwise  noted,  traded
                  primarily on a domestic securities exchange are valued at the last sales price on that exchange.

              2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


              3. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

              5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

          B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Variation margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the

22

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


              contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

          C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required. As a result of certain permanent differences between book and tax basis accounting, reclassifications were made to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated undistributed net investment loss by $168,000.

          D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

          E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


              year ended December 31, 2001, custodian fee offset arrangements reduced expenses by $2,000.

          F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.


(2) LINES OF CREDIT
--------------------------------------------------------------------------------

          The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

          Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the year ended December 31, 2001.

24

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

          Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $6,777,000, which, if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.


(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

          Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2001, were $47,316,000 and $7,073,000, respectively.

          The cost of securities at December 31, 2001, for federal income tax purposes, was $73,585,000. Gross unrealized appreciation and depreciation of investments at December 31, 2001, for federal tax purposes, were $2,697,000 and $17,507,000, respectively.


(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

          A. ADVISORY FEES - The Manager carries out the Fund's investment policies and provides oversight of the management of the Fund's portfolio. The Fund's advisory fees are computed at an annualized rate of 0.20% of its average net assets, accrued daily and paid monthly.

NOTES
--------------------------------------------------------------------------------
                            to Financial Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


              The Manager has retained Barclays to serve as subadviser for the Fund, giving it responsibility for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, Barclays receives a fee from the Manager at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to and including $250 million and 0.03% of average daily net assets on amounts above $250 million.

          B. ADMINISTRATIVE FEES - The Manager provides services related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of its average net assets, accrued daily and paid monthly.

          C. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.85% of its annual average net assets, excluding credits from fee offset arrangements, until May 1, 2002, and accordingly has waived a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets.

26

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


          D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

          E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.


(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

          Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.


(7) FUTURES CONTRACTS
--------------------------------------------------------------------------------

          A summary of obligations under these financial instruments at December 31, 2001, is as follows:

                                                                  MARKET     UNREALIZED
          TYPE OF FUTURE     EXPIRATION    CONTRACTS  POSITION    VALUE     DEPRECIATION
          ------------------------------------------------------------------------------

          Nasdaq-100 Mini
           Index Futures   March 15, 2002      68       Long    $2,154,000   $(100,000)

          At December 31, 2001, the Fund segregated securities with a value of $1,919,000 to cover margin requirements on open futures contracts.

NOTES
--------------------------------------------------------------------------------
                            to FINANCIAL Statements
                            (continued)

USAA NASDAQ-100 INDEX FUND
DECEMBER 31, 2001


(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                 YEAR ENDED        PERIOD ENDED
                                               DECEMBER 31,        DECEMBER 31,
                                             -----------------------------------
                                                       2001                2000*
                                             -----------------------------------

Net asset value at
   beginning of period                             $   7.57            $  10.00
Net investment income (loss)                           (.02)b               .01b
Net realized and unrealized
   loss on investments
   and futures transactions                           (2.50)              (2.44)
                                             -----------------------------------
Net asset value at
   end of period                                   $   5.05            $   7.57
                                             ===================================
Total return (%)                                     (33.48)             (24.20)
Net assets at
   end of period (000)                             $ 58,925            $ 28,667
Ratio of expenses to
   average net assets (%)                               .85c                .85a
Ratio of expenses to average
   net assets, excluding
   reimbursements (%)                                  1.61c               2.56a
Ratio of net investment
   income (loss) to average
   net assets (%)                                      (.37)                .37a
Portfolio turnover (%)                                17.98                3.58


 *  Fund commenced operations on October 27, 2000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

28

DIRECTORS'
--------------------------------------------------------------------------------
                                  INFORMATION


DIRECTORS AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

          The Board of Directors of the Company consists of eight Directors and five officers who supervise the business affairs of the Company. The Board of Directors is responsible for the general oversight of the Funds' business and for assuring that the Funds are managed in the best interests of each Fund's respective shareholders. The Board of Directors periodically reviews the Funds' investment performance as well as the quality of other services provided to the Funds and their shareholders by each of the Fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age 70. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

          Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors/Trustees of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

          If you would like more information about the Funds' Directors, you may call 1-800-531-8181 to request a free copy of the Funds' statement of additional information (SAI).



INTERESTED DIRECTORS1
--------------------------------------------------------------------------------

          ROBERT G. DAVIS2
          Director and Chairman of the Board of Directors
          Age: 55

          President and Chief Executive Officer of United Services Automobile Association (USAA) (4/00-present); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98- 5/99); President, Chief Executive Officer, Director, and Chairman

....CONTINUED
--------------------------------------------------------------------------------

          of the Board of Directors of USAA Capital Corporation and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Network, Inc. (1/97-present). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/ Trustees of the USAA family of funds. Mr. Davis has served in his capacity as Director since December 1996. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company, USAA Life Insurance Company, USAA Federal Savings Bank, and USAA Real Estate Company.


          CHRISTOPHER W. CLAUS2
          Director, President, and Vice Chairman of the Board of Directors
          Age: 41

          President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. Mr. Claus has served in his capacity as Director since February 2001. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          DAVID G. PEEBLES4
          Director and Vice President
          Age: 62

          Director, IMCO (12/98-present); Senior Vice President, Equity Investments, IMCO (11/98-present); Vice President, Equity Investments, IMCO (2/88-11/98). Mr. Peebles serves as Director/Trustee and Vice President of the USAA family of funds. Mr. Peebles has served in his capacity as Director since January 2000. He also serves as Senior Vice President of USAA Shareholder Account Services. He also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.

30

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

          BARBARA B. DREEBEN3,4,5
          200 Patterson #1008, San Antonio, TX  78209
          Director
          Age: 56

          President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben has served in her capacity as Director since January 1994. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          ROBERT L. MASON, PH.D.3,4,5
          12823 Queens Forest, San Antonio, TX  78230
          Director
          Age: 55

          Staff Analyst, Southwest Research Institute (9/98-present); Manager, Statistical Analysis Section, Southwest Research Institute (8/75-9/98), a nonprofit organization that focuses on scientific research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason has served in his capacity as Director since January 1997. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          MICHAEL F. REIMHERR3,4,5
          128 East Arrowhead, San Antonio, TX 78228
          Director
          Age: 56

          President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr has served in his capacity as Director since January 2000. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

....CONTINUED
--------------------------------------------------------------------------------

          RICHARD A. ZUCKER2,3,4,5
          407 Arch Bluff, San Antonio, TX  78216
          Director
          Age: 58

          Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker has served in his capacity as Director since January 1992. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.


          LAURA T. STARKS, PH.D.3,4,5
          5405 Ridge Oak Drive, Austin, TX 78731-5405
          Director
          Age: 52

          Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present); Sarah Meadows Seay Regents Professor of Finance, University of Texas of Austin (9/94-9/96). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks has served in her capacity as Director since May 2000. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.



          1 INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

          2   MEMBER OF EXECUTIVE COMMITTEE

          3   MEMBER OF AUDIT COMMITTEE

          4   MEMBER OF PRICING AND INVESTMENT COMMITTEE

          5   MEMBER OF CORPORATE GOVERNANCE COMMITTEE

32

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


          The following table sets forth information describing the compensation of the current Directors of the Company for their services as Directors for the fiscal year ended December 31, 2001.


--------------------------------------------------------------------------------
      NAME                AGGREGATE COMPENSATION          TOTAL COMPENSATION
   OF DIRECTOR               FROM THE COMPANY               FROM THE USAA
                                                           FAMILY OF FUNDS(B)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
Robert G. Davis                  None (a)                      None (a)
Christopher W. Claus             None (a)                      None (a)
David G. Peebles                 None (a)                      None (a)
Michael J. C. Roth (c)           None (a)                      None (a)


NON-INTERESTED DIRECTOR
Barbara B. Dreeben               $ 9,750                       $ 39,000
Robert L. Mason                  $ 9,750                       $ 39,000
Michael F. Reimherr              $ 9,750                       $ 39,000
Laura T. Starks                  $ 9,750                       $ 39,000
Richard A. Zucker                $ 9,750                       $ 39,000

--------------------------------------------------------------------------------

          (A) ROBERT G. DAVIS, CHRISTOPHER W. CLAUS, AND DAVID G. PEEBLES ARE AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER, IMCO, AND, ACCORDINGLY, RECEIVE NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS. PRIOR TO HIS RETIREMENT ON FEBRUARY 12, 2001, MICHAEL J. C. ROTH WAS AFFILIATED WITH THE COMPANY'S INVESTMENT ADVISER AND RECEIVED NO REMUNERATION FROM THE COMPANY OR ANY OTHER FUND OF THE USAA FAMILY OF FUNDS.

          (B) AT DECEMBER 31, 2001, THE USAA FAMILY OF FUNDS CONSISTED OF FOUR REGISTERED INVESTMENT COMPANIES OFFERING 41 INDIVIDUAL FUNDS. EACH DIRECTOR PRESENTLY SERVES AS A DIRECTOR OR TRUSTEE OF EACH INVESTMENT COMPANY IN THE USAA FAMILY OF FUNDS. IN ADDITION,
              MICHAEL J. C. ROTH SERVED AS A TRUSTEE OF USAA LIFE INVESTMENT TRUST, A REGISTERED INVESTMENT COMPANY ADVISED BY IMCO, CONSISTING OF FIVE FUNDS AVAILABLE TO THE PUBLIC ONLY THROUGH THE PURCHASE OF CERTAIN VARIABLE ANNUITY CONTRACTS AND VARIABLE LIFE INSURANCE POLICIES OFFERED BY USAA LIFE INSURANCE COMPANY. MR. ROTH RECEIVED NO COMPENSATION AS TRUSTEE OF USAA LIFE INVESTMENT TRUST.

          (C) EFFECTIVE FEBRUARY 12, 2001, MICHAEL J. C. ROTH RETIRED FROM THE BOARD OF DIRECTORS.

....CONTINUED
--------------------------------------------------------------------------------


INTERESTED OFFICERS1
--------------------------------------------------------------------------------

          KENNETH E. WILLMANN
          Vice President
          Age: 55

          Director, IMCO (2/00-present); Senior Vice President, Fixed Income Investments, IMCO (12/99-present); Vice President, Mutual Fund Portfolios, IMCO (09/94-12/99). Mr. Willmann serves as Vice President of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001. He also serves as Senior Vice President of USAA Shareholder Account Services and Vice President of USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          MICHAEL D. WAGNER
          Secretary
          Age: 53

          Senior Vice President, USAA Capital Corporation (CAPCO) General Counsel (01/99-present); Vice President, Corporate Counsel, USAA (1982-01/99). Mr. Wagner serves as Vice President, Secretary, and Counsel, IMCO and USAA Shareholder Account Services; Secretary of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Vice President, Corporate Counsel for various other USAA subsidiaries and affiliates.


          MARK S. HOWARD
          Assistant Secretary
          Age: 38

          Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-present); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); Assistant Vice President, Securities Counsel, USAA
          (2/98-7/00); and Executive Director, Securities Counsel, USAA (9/96-2/98). Mr. Howard serves as Assistant Secretary for IMCO, USAA Shareholder Account Services; USAA Financial Planning Network, Inc.; the USAA family of funds consisting of four registered investment companies

34

....CONTINUED
--------------------------------------------------------------------------------
                                  INFORMATION


          offering 41 individual Funds at December 31, 2001; and for USAA Life Investment Trust, a registered investment company offering five individual Funds at December 31, 2001.


          DAVID M. HOLMES
          Treasurer
          Age: 41

          Senior Vice President, Senior Financial Officer, IMCO (6/01-present); Vice President, Senior Financial Officer, USAA Real Estate Company (RealCo) (12/97-5/01); Assistant Vice President, Capital Markets, RealCo (1/96-12/97). Mr. Holmes serves as Treasurer of the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001; and Senior Vice President, Senior Financial Officer of USAA Shareholder Account Services.


          ROBERTO GALINDO, JR.
          Assistant Treasurer
          Age: 41

          Assistant Vice President, Mutual Fund Analysis & Support, IMCO; (10/01-present); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99); Assistant Vice President, Director of Fund & Private Client Accounting, Founders Asset Management LLC (7/93-7/98). Mr. Galindo serves as Assistant Treasurer for the USAA family of funds consisting of four registered investment companies offering 41 individual Funds at December 31, 2001.




          1 INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF  USAA  INVESTMENT
            MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

NOTES
--------------------------------------------------------------------------------

                    DIRECTORS   Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                David G. Peebles
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

          INVESTMENT ADVISER,   USAA Investment Management Company
                 UNDERWRITER,   9800 Fredericksburg Road
              AND DISTRIBUTOR   San Antonio, Texas 78288

               TRANSFER AGENT   USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                    CUSTODIAN   State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

         INDEPENDENT AUDITORS   KPMG LLP
                                112 East Pecan, Suite 2400
                                San Antonio, Texas 78205

                    TELEPHONE   Call toll free - Central Time
             ASSISTANCE HOURS   Monday - Friday, 6 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 11:30 a.m. to 8 p.m.

               FOR ADDITIONAL   1-800-531-8181, in San Antonio 456-7200
            INFORMATION ABOUT   For account servicing, exchanges,
                 MUTUAL FUNDS   or redemptions
                                1-800-531-8448, in San Antonio 456-7202

              RECORDED MUTUAL   24-hour service (from any phone)
            FUND PRICE QUOTES   1-800-531-8066, in San Antonio 498-8066

                  MUTUAL FUND   (from touch-tone phones only)
            USAA TOUCHLINE(R)   For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

              INTERNET ACCESS   USAA.COM

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                                                                      Paper

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